JPMorgan International Growth ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 94.7%
Australia — 0.7%
Goodman Group, REIT	29,550	682,194
Brazil — 1.3%
MercadoLibre, Inc. *	309	515,690
NU Holdings Ltd., Class A *	59,983	727,594
		1,243,284
Canada — 5.4%
Alimentation Couche-Tard, Inc.	26,562	1,637,411
Canadian Pacific Kansas City Ltd.	30,721	2,576,234
Intact Financial Corp.	5,670	1,030,387
		5,244,032
China — 6.8%
ANTA Sports Products Ltd.	46,000	411,739
Fuyao Glass Industry Group Co. Ltd., Class H (a)	92,000	480,439
PDD Holdings, Inc., ADR *	5,293	682,215
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,900	530,776
Tencent Holdings Ltd.	81,900	3,779,394
Yum China Holdings, Inc.	21,550	650,574
		6,535,137
Denmark — 4.1%
Coloplast A/S, Class B	4,496	584,483
Novo Nordisk A/S, Class B	25,344	3,357,900
		3,942,383
France — 10.5%
Air Liquide SA	11,367	2,074,006
Airbus SE	9,578	1,449,407
Dassault Systemes SE	25,923	982,709
Legrand SA	6,646	718,080
LVMH Moet Hennessy Louis Vuitton SE	2,560	1,805,728
Safran SA	11,032	2,423,650
Vinci SA	5,618	641,115
		10,094,695
Germany — 1.0%
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,015	992,438
India — 0.4%
Computer Age Management Services Ltd.	6,761	367,097
Indonesia — 1.9%
Bank Central Asia Tbk. PT	1,882,300	1,189,461
Bank Rakyat Indonesia Persero Tbk. PT	2,320,000	667,557
		1,857,018
Italy — 0.7%
Ryanair Holdings plc, ADR	6,236	631,707
Japan — 19.0%
Advantest Corp.	12,500	553,267
Daiichi Sankyo Co. Ltd.	22,600	920,446

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Daikin Industries Ltd.	6,400	928,043
Denso Corp.	30,600	501,810
Hitachi Ltd.	83,100	1,795,515
Hoya Corp.	10,300	1,290,598
Keyence Corp.	4,300	1,880,220
Otsuka Corp.	39,700	880,061
Rakuten Bank Ltd. *	51,900	1,156,582
Recruit Holdings Co. Ltd.	38,100	2,184,779
Shimano, Inc.	5,700	1,011,204
Shin-Etsu Chemical Co. Ltd.	30,600	1,359,579
Sony Group Corp.	21,500	1,909,601
Terumo Corp.	60,400	1,082,873
Tokio Marine Holdings, Inc.	21,400	839,589
		18,294,167
Mexico — 1.5%
Alsea SAB de CV	85,041	255,703
Grupo Financiero Banorte SAB de CV, Class O	45,853	344,334
Wal-Mart de Mexico SAB de CV	263,457	876,729
		1,476,766
Netherlands — 6.7%
Adyen NV * (a)	148	181,040
Argenx SE *	1,262	645,243
Argenx SE *	302	151,882
ASML Holding NV	3,775	3,515,172
Heineken NV	13,824	1,226,752
Wolters Kluwer NV	4,699	786,657
		6,506,746
Singapore — 1.1%
DBS Group Holdings Ltd.	38,650	1,059,143
South Korea — 3.4%
Delivery Hero SE * (a)	9,725	216,363
Kia Corp.	8,479	695,759
Samsung Electronics Co. Ltd., GDR (a)	1,116	1,716,469
SK Hynix, Inc.	4,389	629,486
		3,258,077
Spain — 1.6%
Industria de Diseno Textil SA	30,778	1,495,468
Sweden — 2.4%
Atlas Copco AB, Class A	85,627	1,523,960
Volvo AB, Class B	30,354	774,657
		2,298,617
Switzerland — 1.8%
Cie Financiere Richemont SA (Registered)	11,695	1,783,854

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — 7.9%
Quanta Computer, Inc.	31,000	264,112
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,703	3,266,758
Taiwan Semiconductor Manufacturing Co. Ltd.	140,000	4,083,984
		7,614,854
United Kingdom — 10.2%
3i Group plc	59,412	2,390,188
InterContinental Hotels Group plc	19,777	1,992,447
London Stock Exchange Group plc	15,127	1,841,345
Next plc	3,361	392,833
RELX plc	43,821	2,061,397
Sage Group plc (The)	40,139	561,086
SSE plc	26,142	632,683
		9,871,979
United States — 6.3%
Ferrovial SE	17,881	711,052
Las Vegas Sands Corp.	19,317	766,305
Linde plc	3,950	1,796,980
Nestle SA (Registered)	21,504	2,178,197
Schneider Electric SE	2,639	636,092
		6,088,626
Total Common Stocks (Cost $77,126,449)		91,338,282
Short-Term Investments — 4.9%
Investment Companies — 4.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (b) (c)(Cost $4,765,861)	4,764,922	4,766,352
Total Investments — 99.6% (Cost $81,892,310)		96,104,634
Other Assets Less Liabilities — 0.4%		375,212
NET ASSETS — 100.0%		96,479,846

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PT	Limited liability company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	12.5%
Professional Services	5.6
Chemicals	5.4
Banks	5.3
Pharmaceuticals	4.4
Capital Markets	4.4
Textiles, Apparel & Luxury Goods	4.2
Hotels, Restaurants & Leisure	4.0
Aerospace & Defense	4.0
Interactive Media & Services	3.9
Health Care Equipment & Supplies	3.6
Insurance	3.0
Ground Transportation	2.7
Consumer Staples Distribution & Retail	2.6
Machinery	2.4
Food Products	2.3
Technology Hardware, Storage & Peripherals	2.1
Household Durables	2.0
Electronic Equipment, Instruments & Components	2.0
Industrial Conglomerates	1.9
Broadline Retail	1.7
Software	1.6
Specialty Retail	1.6
Electrical Equipment	1.4
Construction & Engineering	1.4
Beverages	1.3
Leisure Products	1.0
Automobile Components	1.0
Building Products	1.0
Others (each less than 1.0%)	4.7
Short-Term Investments	5.0
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
IFSC NIFTY 50 Index	60	08/29/2024	USD	3,013,800	51,299

Abbreviations
IFSC	International Financial Service Centre
USD	United States Dollar

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$682,194	$—	$682,194
Brazil	1,243,284	—	—	1,243,284
Canada	5,244,032	—	—	5,244,032
China	1,162,654	5,372,483	—	6,535,137
Denmark	—	3,942,383	—	3,942,383
France	—	10,094,695	—	10,094,695

JPMorgan International Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$992,438	$—	$992,438
India	—	367,097	—	367,097
Indonesia	1,189,461	667,557	—	1,857,018
Italy	631,707	—	—	631,707
Japan	—	18,294,167	—	18,294,167
Mexico	1,476,766	—	—	1,476,766
Netherlands	151,882	6,354,864	—	6,506,746
Singapore	—	1,059,143	—	1,059,143
South Korea	—	3,258,077	—	3,258,077
Spain	—	1,495,468	—	1,495,468
Sweden	—	2,298,617	—	2,298,617
Switzerland	—	1,783,854	—	1,783,854
Taiwan	3,266,758	4,348,096	—	7,614,854
United Kingdom	—	9,871,979	—	9,871,979
United States	766,305	5,322,321	—	6,088,626
Total Common Stocks	15,132,849	76,205,433	—	91,338,282
Short-Term Investments
Investment Companies	4,766,352	—	—	4,766,352
Total Investments in Securities	$19,899,201	$76,205,433	$—	$96,104,634
Appreciation in Other Financial Instruments
Futures Contracts	$51,299	$—	$—	$51,299
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$—	$11,968,947	$7,201,752	$(1,334)	$491	$4,766,352	4,764,922	$89,414	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	1,717,590	1,717,590	—	—	—	—	5,664	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,033,189	6,833,671	7,866,860	—	—	—	—	13,944	—
Total	$1,033,189	$20,520,208	$16,786,202	$(1,334)	$491	$4,766,352		$109,022	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.